Cover	Aug. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2021
Entity File Number	001-11789
Entity Registrant Name	ENCISION, INC.
Entity Central Index Key	0000930775
Entity Tax Identification Number	84-1162056
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	6797 Winchester Circle
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	303
Local Phone Number	444-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ECIA
Entity Emerging Growth Company	false